REVENUE FROM CONTRACTS WITH CUSTOMERS (Details 1) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Revenue From Contracts With Customers
Within one year	$ 2,378	¥ 16,406	¥ 17,774
After one year	25,034	172,683	183,114
Amounts expected in Revenues	$ 27,412	¥ 189,089	¥ 200,888